Borrowings and Debentures - Long-term Borrowings (Parenthetical) (Detail)	Dec. 31, 2020	Dec. 31, 2019
Korea Development Bank long-term borrowings with 2.32% interest due December 20, 2021.
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.66%	1.53%
Korea Development Bank long term borrowings with 2.78 % interest due Dec 21 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.66%	1.53%
Credit agricole CIB [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.66%	1.53%